UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21206



                           AEW Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
--------------------------------------------------------------------------------
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31, 2004

Date of reporting period: October 31, 2004

ITEM I      SCHEDULE OF INVESTMENTS
INVESTMENTS AS OF OCTOBER 31, 2004 -- (UNAUDITED)


      Shares      Description                                                                                     Value (a)
    ------------------------------------------------------------------------------------------------------------------------
    Common Stocks -- 95.9% of Total Net Assets
                  REAL ESTATE -- 1.4%
                  Apartments -- 1.4%
         41,500   Municipal Mortgage & Equity LLC                                                                 1,060,325
                                                                                                                ------------

                  REAL ESTATE INVESTMENT TRUSTS -- 94.5%
                  REITs - Apartments -- 12.4%
         44,000   Archstone Smith Trust                                                                           1,476,200
         65,000   Camden Property Trust                                                                           2,951,000
         78,500   Gables Residential Trust                                                                        2,865,250
         40,000   Mid-America Apartment Communities, Inc.                                                         1,573,200
         27,000   Summit Properties, Inc.                                                                           818,910
                                                                                                                ------------
                                                                                                                  9,684,560
                                                                                                                ------------
                  REITS - DIVERSIFIED -- 6.4%
         83,500   iStar Financial, Inc.                                                                           3,458,570
         70,000   Lexington Corporate Properties Trust                                                            1,570,800
                                                                                                                ------------
                                                                                                                  5,029,370
                                                                                                                ------------
                  REITS - FACTORY OUTLETS -- 1.2%
         20,000   Tanger Factory Outlet Centers, Inc.                                                               945,000
                                                                                                                ------------

                  REITS - HEALTHCARE -- 15.2%
         65,000   Health Care Property Investors, Inc.                                                            1,808,950
        121,000   Healthcare Realty Trust, Inc.                                                                   4,882,350
         15,000   Omega Healthcare Investors, Inc.                                                                  169,050
        100,000   Provident Senior Living Trust, 144A                                                       (b)   1,500,000
        190,500   Senior Housing Properties Trust                                                                 3,573,780
                                                                                                                ------------
                                                                                                                 11,934,130
                                                                                                                ------------
                  REITS - INDUSTRIAL -- 6.3%
         25,000   EastGroup Properties, Inc.                                                                        885,750
         62,400   First Potomac Realty Trust                                                                      1,261,728
         68,100   Liberty Property Trust                                                                          2,761,455
                                                                                                                ------------
                                                                                                                  4,908,933
                                                                                                                ------------
                  REITS - LODGING/RESORTS -- 4.1%
         55,000   Eagle Hospitality Properties Trust, Inc.                                                          522,500
         63,000   Hospitality Properties Trust                                                                    2,699,550
                                                                                                                ------------
                                                                                                                  3,222,050
                                                                                                                ------------
                  REITS - OFFICE -- 27.3%
         77,000   Arden Realty, Inc.                                                                              2,624,160
         65,000   CarrAmerica Realty Corp.                                                                        2,094,950
         77,000   Glenborough Realty Trust, Inc.                                                                  1,617,000
         90,000   Highwoods Properties, Inc.                                                                      2,232,900
        311,300   HRPT Properties Trust                                                                           3,483,447
         70,000   Kilroy Realty Corp.                                                                             2,782,500
         68,000   Mack-Cali Realty Corp.                                                                          3,003,560
         30,000   Maguire Properties, Inc.                                                                          784,500
         76,500   Prentiss Properties Trust                                                                       2,752,470
                                                                                                                ------------
                                                                                                                 21,375,487
                                                                                                                ------------
                  REITS - REGIONAL MALLS -- 6.7%
        150,000   Borealis Retail REIT                                                                            1,587,300
         62,000   Glimcher Realty Trust                                                                           1,600,840
         35,000   Macerich Co. (The)                                                                              2,091,250
                                                                                                                ------------
                                                                                                                  5,279,390
                                                                                                                ------------
                  REITS - SHOPPING CENTERS -- 12.9%
        125,000   Cedar Shopping Centers, Inc.                                                                    1,691,250
        100,000   Commercial Net Lease Realty, Inc.                                                               1,923,000
         30,000   Equity One, Inc.                                                                                  629,700
         94,000   Heritage Property Investment Trust                                                              2,875,460
         39,000   Inland Real Estate Corp.                                                                          586,560
         30,000   New Plan Excel Realty Trust                                                                       784,800
         39,000   Ramco-Gershenson Properties Trust                                                               1,053,000
         11,200   Realty Income Corp.                                                                               537,488
                                                                                                                ------------
                                                                                                                 10,081,258
                                                                                                                ------------
                  REITS - SPECIALTY -- 2.0%
         24,500   Correctional Properties Trust                                                                     661,010
         22,000   Entertainment Properties Trust                                                                    877,800
                                                                                                                ------------
                                                                                                                  1,538,810
                                                                                                                ------------
                                                                                                                ------------
                  Total Real Estate Investment Trusts - Common Stocks                                            73,998,988
                                                                                                                ------------
                  Total Common Stocks (Identified Cost $53,146,426)                                              75,059,313
                                                                                                                ------------


    Preferred Stocks -- 39.2%
                  REAL ESTATE INVESTMENT TRUSTS -- 39.2%
                  REITs - Apartments -- 4.1%
         50,000   Apartment Investment & Management Co., Series G                                                 1,342,500
         29,400   Apartment Investment & Management Co., Series R                                                   792,330
         42,000   Apartment Investment & Management Co., Series U                                                 1,035,720
                                                                                                                ------------
                                                                                                                  3,170,550
                                                                                                                ------------
                  REITS - DIVERSIFIED -- 3.6%
         50,000   Colonial Properties Trust, Series D                                                             1,292,500
         54,800   Crescent Real Estate Equities Co., Series B                                                     1,487,820
                                                                                                                ------------
                                                                                                                  2,780,320
                                                                                                                ------------
                  REITS - FACTORY OUTLETS -- 2.1%
         35,500   Mills Corp. (The), Series B                                                                       977,315
         25,000   Mills Corp. (The), Series E                                                                       677,250
                                                                                                                ------------
                                                                                                                  1,654,565
                                                                                                                ------------
                  REITS - HEALTHCARE -- 3.8%
         50,000   Health Care Property Investors, Inc., Class F                                                   1,274,500
         65,400   Omega Healthcare Investors, Inc., Series D                                                      1,700,400
                                                                                                                ------------
                                                                                                                  2,974,900
                                                                                                                ------------
                  REITS - LODGING/RESORTS -- 6.6%
         75,000   Boykin Lodging Co., Series A                                                                    2,160,000
         25,000   FelCor Lodging Trust, Inc., Series B                                                              639,500
         71,900   Hospitality Properties Trust, Series B                                                          1,970,060
         15,000   LaSalle Hotel Properties, Series A                                                                418,650
                                                                                                                ------------
                                                                                                                  5,188,210
                                                                                                                ------------
                  REITS - OFFICE -- 8.4%
         30,000   Bedford Property Investors, Inc., Series A, 144A                                                1,511,250
        100,000   CarrAmerica Realty Corp., Series E                                                              2,606,000
         90,400   HRPT Properties Trust, Series B                                                                 2,481,480
                                                                                                                ------------
                                                                                                                  6,598,730
                                                                                                                ------------
                  REITS - REGIONAL MALLS -- 2.5%
         75,000   Glimcher Realty Trust, Series F                                                                 1,982,250
                                                                                                                ------------

                  REITS - SHOPPING CENTERS -- 8.1%
         27,000   Cedar Shopping Centers, Inc., Series A                                                    (b)     712,800
         42,200   Developers Diversified Realty Corp., Series F                                                   1,135,180
         21,300   Developers Diversified Realty Corp., Series G                                                     560,190
         13,000   Federal Realty Investment Trust, Series B                                                         348,010
         12,500   Ramco-Gershenson Properties Trust, Series B                                                       344,375
          9,000   Realty Income Corp., Series D                                                                     240,480
         27,000   Urstadt Biddle Properties, Inc., Series C                                                       2,963,250
                                                                                                                ------------
                                                                                                                  6,304,285
                                                                                                                ------------
                                                                                                                ------------
                  Total Real Estate Investment Trusts - Preferred Stocks                                         30,653,810
                                                                                                                ------------
                  Total Preferred Stocks (Identified Cost $28,985,994)                                           30,653,810
                                                                                                                ------------


     Principal
      Amount
    --------------
    Short Term Investment -- 0.1%

     $   68,040  Repurchase  Agreement  with  Investors  Bank & Trust Co. dated 10/29/2004 at  1.27%  to be  repuchase$  at  68,0407  on  11/01/2004, collateralized by $70,007 Federal National Mortgage  Association Bond, 4.446% due 1/01/2033
                 valued at $71,442                                                                                   68,040
                                                                                                               ------------
                 Total Short Term Investment (Identified Cost $68,040)                                               68,040
                                                                                                                ------------
                 Total Investments -- 135.2% (Identified Cost $82,200,460) (c)                                  105,781,163
                 Auction Market Preferred Shares plus cumulative
                 unpaid dividends (35.8%)                                                                       (28,005,754)
                 Other assets less liabilities -- 0.6%                                                              475,280
                                                                                                                ------------
                 Total Net Assets -- 100%                                                                      $ 78,250,689
                                                                                                                ============


(a) Security Valuation. Equity securities for which market quotations are readily availaard ofeTrustees.tFairket price on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser pursuant to procedures approved by the Board of Trustees.

     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occuring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Fund's Board of Trustees.

(b)  Non-income producing security.

(c)  Federal Tax Information:


     At October 31, 2004, the net unrealized  appreciation on investments  based on cost of
     $83,008,803  for federal  income tax  purposes  was as follows:
     Aggregate gross unrealized  appreciation for all investments in which there is an excess
     of value over tax cost                                                                                    $ 22,800,878
     Aggregate gross unrealized depreciation for all investments in which there is an excess
     of tax cost over value                                                                                         (28,518)
                                                                                                                ------------
     Net  unrealized appreciation                                                                              $ 22,772,360
                                                                                                                ============

REITs Real Estate Investment Trusts

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,011,250 or 3.8% of net assets.

ITEM 2.     CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  AEW Real Estate Income Fund

                                  By: /S/ JOHN T. HAILER
                                  ---------------------------------

                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                  AEW Real Estate Income Fund


                                  By: /S/ JOHN T. HAILER
                                  -----------------------------------

                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 20, 2004


                                   By: /S/ MICHAEL KARDOK
                                   ----------------------------------
                                   Name:    Michael Kardok
                                   Title:   Treasurer
                                   Date:    December 21, 2004

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                                                  Exhibit (a)(1)
                           AEW REAL ESTATE INCOME FUND
                             EXHIBIT TO SEC FORM N-Q
                           SECTION 302 CERTIFICATIONS

I, John T. Hailer, certify that:

1.   I have reviewed this report on Form N-Q of AEW Real Estate Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the schedules of investments included in this report fairly present in all materials respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.   [Reserved]

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    December 21, 2004                  /S/ JOHN T. HAILER
                                            -----------------------------
                                            John T. Hailer
                                            President & Chief Executive Officer

                                                                  Exhibit (a)(2)

                           AEW REAL ESTATE INCOME FUND
                             EXHIBIT TO SEC FORM N-Q
                           SECTION 302 CERTIFICATIONS

I, Michael Kardok, certify that:

1.   I have reviewed this report on Form N-Q of AEW Real Estate Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the schedules of investments included in this report fairly present in all materials respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.   [Reserved]

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

c. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    December 21, 2004
                                            /S/ MICHAEL KARDOK
                                            --------------------------
                                            Michael Kardok
                                            Treasurer
                                            AEW Real Estate Income Fund